Fixed Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets [Abstract]
Comparative amounts		€ 2,491	€ 2,412
Acquired fixed assets	€ 22,077